Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Issued Capital	Additional paid-in capital	Other Reserves	Other comprehensive income	Retained Earnings	Total	Non-Controlling interest
Balance at beginning of period at Dec. 31, 2017	R$ 1,151,722	R$ 20	R$ 254,602	R$ 685,731	R$ 203,446	R$ 0	R$ 1,143,799	R$ 7,923
Net income for the year	465,330					461,440	461,440	3,890
Other comprehensive income, net	5,310				5,310		5,310
Capital contributions	673,294	1	673,293				673,294
Corporate reorganization	525			525			525
Gain (loss) in changes in interest of subsidiaries, net	(379)				409		409	(788)
Transfer to capital reserves				261,440		(261,440)
Dividends distributed	(204,090)					(200,000)	(200,000)	(4,090)
Balance at end of period at Dec. 31, 2018	2,091,712	21	927,895	947,696	209,165	0	2,084,777	6,935
Net income for the year	1,089,484					1,080,484	1,080,484	9,000
Other comprehensive income, net	388				388		388
Proceeds from the issuance of shares	4,504,826	2	4,504,824				4,504,826
Gain (loss) in changes in interest of subsidiaries, net	(1,855)				374		374	(2,229)
Transactions costs from proceeds from the issuance of shares	(22,824)		(22,824)				(22,824)
Share based plan	5,371			5,371			5,371
Transfer to capital reserves				580,484		(580,484)
Dividends distributed	(511,143)					(500,000)	(500,000)	(11,143)
Balance at end of period at Dec. 31, 2019	7,155,959	23	5,409,895	1,533,551	209,927	0	7,153,396	2,563
Net income for the year	2,081,489					2,076,430	2,076,430	5,059
Other comprehensive income, net	21,079				21,079		21,079
Proceeds from the issuance of shares	1,412,930		1,412,930				1,412,930
Gain (loss) in changes in interest of subsidiaries, net	582				(362)		(362)	944
Transactions costs from proceeds from the issuance of shares	(1,649)		(1,649)				(1,649)
Share based plan	232,791			232,785			232,785	6
Transfer to capital reserves				2,076,430		(2,076,430)
Dividends distributed	(5,567)							(5,567)
Balance at end of period at Dec. 31, 2020	R$ 10,897,614	R$ 23	R$ 6,821,176	R$ 3,842,766	R$ 230,644	R$ 0	R$ 10,894,609	R$ 3,005